Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Leases
Undiscounted lease liability	€ 14,734	€ 12,869
Effect of discounting	(2,346)	(2,043)
Lease liability	12,388	10,826
Committed future lease contracts not yet commenced
Leases
Undiscounted lease liability	2,349	1,464
Committed future lease contracts not yet commenced | Vantage Towers AG
Leases
Undiscounted lease liability	1,386	1,102
Within one year
Leases
Undiscounted lease liability	3,241	2,765
In more than one year but less than two years
Leases
Undiscounted lease liability	2,546	2,081
In more than two years but less than three years
Leases
Undiscounted lease liability	1,972	1,756
In more than three years but less than four years
Leases
Undiscounted lease liability	1,441	1,434
In more than four years but less than five years
Leases
Undiscounted lease liability	1,269	965
In more than five years
Leases
Undiscounted lease liability	€ 4,265	€ 3,868